Other Financial Information - Accrued Expenses (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Abstract]
Professional fees	$ 672	$ 575	$ 880
Outside research and development services	2	61	142
Other	92	14	177
Accrued expenses, net	$ 766	$ 650	$ 1,333